LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.55%
Brazil–3.87%
Ambev SA	249,000	$649,925
Atacadao SA	34,200	60,555
B3 SA - Brasil Bolsa Balcao	310,900	758,919
Banco Bradesco SA	81,084	203,736
Banco BTG Pactual SA	63,572	392,444
Banco do Brasil SA	45,900	431,464
Banco Santander Brasil SA	20,000	103,729
BB Seguridade Participacoes SA	37,000	230,250
CCR SA	54,700	140,925
Centrais Eletricas Brasileiras SA	64,185	469,651
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	18,200	221,917
Cia Siderurgica Nacional SA	35,300	85,537
Cosan SA	65,700	222,984
CPFL Energia SA	12,500	84,128
Energisa SA	11,500	107,163
†Eneva SA	46,700	112,231
Engie Brasil Energia SA	11,725	96,710
Equatorial Energia SA	55,389	353,940
†Hapvida Participacoes e Investimentos SA	280,991	263,855
Hypera SA	20,500	151,959
JBS SA	41,100	147,587
Klabin SA	41,200	196,142
Localiza Rent a Car SA	43,857	512,162
Lojas Renner SA	52,143	139,005
†Magazine Luiza SA	163,791	70,058
†Natura & Co. Holding SA	48,496	140,764
Petroleo Brasileiro SA	197,200	1,480,211
†PRIO SA	40,900	382,429
Raia Drogasil SA	69,156	379,862
Rede D'Or Sao Luiz SA	31,000	156,833
Rumo SA	70,518	321,126
Sendas Distribuidora SA	65,600	159,088
Suzano SA	41,230	443,588
Telefonica Brasil SA	22,200	189,779
TIM SA	45,700	135,921
TOTVS SA	28,314	151,637
Ultrapar Participacoes SA	39,100	146,084
Vale SA	180,892	2,428,784
Vibra Energia SA	63,100	237,258
WEG SA	90,200	652,111
		13,612,451
Chile–0.37%
Banco de Chile	2,441,233	248,587
Banco de Credito e Inversiones SA	3,646	93,365
Banco Santander Chile	3,539,418	163,897
Cencosud SA	68,315	129,534
Cia Cervecerias Unidas SA	6,953	44,190
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile (continued)
Cia Sud Americana de Vapores SA	824,127	$49,430
Empresas CMPC SA	61,792	113,766
Empresas COPEC SA	20,624	146,212
†Enel Americas SA	1,132,484	129,988
Enel Chile SA	1,507,233	91,589
Falabella SA	42,269	94,455
		1,305,013
China–26.03%
†360 Security Technology, Inc. Class A	15,200	20,468
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	4,800	14,347
3peak, Inc. Class A	351	8,774
3SBio, Inc.	82,500	69,005
AAC Technologies Holdings, Inc.	40,000	68,446
Accelink Technologies Co. Ltd. Class A	1,600	7,110
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,325	27,419
AECC Aero-Engine Control Co. Ltd. Class A	3,000	8,820
AECC Aviation Power Co. Ltd. Class A	5,701	29,030
Agricultural Bank of China Ltd. Class A	192,500	94,967
Agricultural Bank of China Ltd. Class H	1,561,000	582,065
Aier Eye Hospital Group Co. Ltd. Class A	21,258	52,627
AIMA Technology Group Co. Ltd. Class A	1,000	4,053
†Air China Ltd. Class A	14,900	16,533
†Air China Ltd. Class H	104,000	70,255
†Akeso, Inc.	26,000	119,526
†Alibaba Group Holding Ltd.	872,300	9,535,099
Aluminum Corp. of China Ltd. Class A	29,400	25,355
Aluminum Corp. of China Ltd. Class H	224,000	125,287
†Amlogic Shanghai Co. Ltd. Class A	871	7,527
Angel Yeast Co. Ltd. Class A	1,800	8,310
Anhui Conch Cement Co. Ltd. Class A	8,600	30,784
Anhui Conch Cement Co. Ltd. Class H	66,500	177,057
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Anhui Gujing Distillery Co. Ltd. Class A	800	$29,870
Anhui Gujing Distillery Co. Ltd. Class B	6,200	103,916
Anhui Honglu Steel Construction Group Co. Ltd. Class A	1,530	5,946
†Anhui Jianghuai Automobile Group Corp. Ltd. Class A	3,600	6,508
Anhui Kouzi Distillery Co. Ltd. Class A	1,300	9,255
Anhui Yingjia Distillery Co. Ltd. Class A	1,500	15,176
Anjoy Foods Group Co. Ltd. Class A	600	10,229
Anker Innovations Technology Co. Ltd. Class A	300	3,852
ANTA Sports Products Ltd.	66,200	745,188
Apeloa Pharmaceutical Co. Ltd. Class A	2,700	6,660
†Asia - Potash International Investment Guangzhou Co. Ltd. Class A	1,600	6,165
Asymchem Laboratories Tianjin Co. Ltd. Class A	840	17,502
Autobio Diagnostics Co. Ltd. Class A	1,600	10,017
Autohome, Inc. ADR	3,700	112,295
Avary Holding Shenzhen Co. Ltd. Class A	4,200	11,730
AVIC Industry-Finance Holdings Co. Ltd. Class A	20,400	9,845
AviChina Industry & Technology Co. Ltd. Class H	141,000	66,980
Avicopter PLC Class A	1,300	6,748
†BAIC BluePark New Energy Technology Co. Ltd. Class A	4,400	3,185
†Baidu, Inc. Class A	120,150	2,046,752
Bank of Beijing Co. Ltd. Class A	43,700	27,724
Bank of Changsha Co. Ltd. Class A	8,900	10,011
Bank of Chengdu Co. Ltd. Class A	8,000	15,126
Bank of China Ltd. Class A	74,300	38,403
Bank of China Ltd. Class H	4,249,000	1,486,698
Bank of Communications Co. Ltd. Class A	87,620	69,230
Bank of Hangzhou Co. Ltd. Class A	12,700	19,463
Bank of Jiangsu Co. Ltd. Class A	31,700	31,236
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Bank of Nanjing Co. Ltd. Class A	21,400	$23,615
Bank of Ningbo Co. Ltd. Class A	14,870	54,987
Bank of Shanghai Co. Ltd. Class A	29,140	24,635
Bank of Suzhou Co. Ltd. Class A	11,500	10,867
Baoshan Iron & Steel Co. Ltd. Class A	47,400	39,607
†BeiGene Ltd.	37,000	508,393
†Beijing Capital International Airport Co. Ltd. Class H	96,000	44,500
Beijing Dabeinong Technology Group Co. Ltd. Class A	9,300	8,603
Beijing Easpring Material Technology Co. Ltd. Class A	1,100	6,365
†Beijing E-Hualu Information Technology Co. Ltd. Class A	1,400	6,641
Beijing Enlight Media Co. Ltd. Class A	6,400	7,554
Beijing Enterprises Water Group Ltd.	206,000	44,983
Beijing Kingsoft Office Software, Inc. Class A	976	49,702
Beijing New Building Materials PLC Class A	3,700	15,276
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,500	5,518
†Beijing Shiji Information Technology Co. Ltd. Class A	5,122	8,024
Beijing Tongrentang Co. Ltd. Class A	2,900	21,750
Beijing United Information Technology Co. Ltd. Class A	1,529	6,971
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,708	11,263
Beijing Yanjing Brewery Co. Ltd. Class A	7,100	9,808
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	70,900	49,923
†Beiqi Foton Motor Co. Ltd. Class A	7,100	3,373
Bethel Automotive Safety Systems Co. Ltd. Class A	1,200	12,092
Betta Pharmaceuticals Co. Ltd. Class A	900	7,072
LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
BGI Genomics Co. Ltd. Class A	900	$6,428
†Bilibili, Inc. ADR	400	5,508
†Bilibili, Inc. Class Z	9,980	138,021
Bloomage Biotechnology Corp. Ltd. Class A	680	8,112
BOC International China Co. Ltd. Class A	6,000	9,413
BOE Technology Group Co. Ltd. Class A	78,000	41,300
†BTG Hotels Group Co. Ltd. Class A	2,300	5,445
BYD Co. Ltd. Class A	4,600	150,430
BYD Co. Ltd. Class H	54,000	1,668,763
BYD Electronic International Co. Ltd.	39,500	180,074
By-health Co. Ltd. Class A	3,900	10,163
C&D International Investment Group Ltd.	35,733	86,972
Caitong Securities Co. Ltd. Class A	10,330	11,183
†Cambricon Technologies Corp. Ltd. Class A	870	14,844
Canmax Technologies Co. Ltd. Class A	1,560	5,513
CECEP Solar Energy Co. Ltd. Class A	6,700	5,320
CECEP Wind-Power Corp. Class A	14,820	6,638
CETC Cyberspace Security Technology Co. Ltd. Class A	1,900	6,187
CGN Power Co. Ltd. Class H	602,000	156,055
Changchun High & New Technology Industry Group, Inc. Class A	800	15,292
Changjiang Securities Co. Ltd. Class A	12,800	10,244
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	600	12,486
Chaozhou Three-Circle Group Co. Ltd. Class A	4,200	17,854
Chengxin Lithium Group Co. Ltd. Class A	1,900	5,841
China Baoan Group Co. Ltd. Class A	5,600	8,006
China CITIC Bank Corp. Ltd. Class H	485,000	225,439
China Coal Energy Co. Ltd. Class H	115,000	90,168
China Communications Services Corp. Ltd. Class H	122,000	51,256
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Conch Venture Holdings Ltd.	78,500	$66,962
China Construction Bank Corp. Class A	21,000	18,149
China CSSC Holdings Ltd. Class A	9,700	37,059
†China Eastern Airlines Corp. Ltd. Class A	19,600	11,847
China Energy Engineering Corp. Ltd. Class A	69,100	21,416
China Everbright Bank Co. Ltd. Class A	86,500	36,412
China Everbright Bank Co. Ltd. Class H	181,000	54,317
China Everbright Environment Group Ltd.	208,000	71,715
China Feihe Ltd.	196,000	115,633
†China Film Co. Ltd. Class A	2,100	4,064
China Galaxy Securities Co. Ltd. Class A	9,900	15,004
China Galaxy Securities Co. Ltd. Class H	201,000	103,696
China Great Wall Securities Co. Ltd. Class A	5,800	6,621
China Greatwall Technology Group Co. Ltd. Class A	7,200	10,359
China Hongqiao Group Ltd.	129,500	126,838
China International Capital Corp. Ltd. Class A	2,500	12,875
China International Capital Corp. Ltd. Class H	86,000	157,702
China Jinmao Holdings Group Ltd.	323,925	41,778
China Jushi Co. Ltd. Class A	8,746	16,210
China Life Insurance Co. Ltd. Class A	6,100	30,454
China Life Insurance Co. Ltd. Class H	401,000	624,726
†China Literature Ltd.	22,600	82,683
China Longyuan Power Group Corp. Ltd. Class H	181,000	157,633
China Medical System Holdings Ltd.	75,000	113,588
China Meheco Co. Ltd. Class A	3,200	5,424
China Meidong Auto Holdings Ltd.	38,000	20,817
China Mengniu Dairy Co. Ltd.	170,000	569,854
China Merchants Bank Co. Ltd. Class A	44,200	201,067
LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Merchants Bank Co. Ltd. Class H	208,000	$868,554
China Merchants Energy Shipping Co. Ltd. Class A	17,800	15,670
China Merchants Securities Co. Ltd. Class A	15,700	30,200
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	17,100	29,129
China Minsheng Banking Corp. Ltd. Class A	74,100	38,967
China National Chemical Engineering Co. Ltd. Class A	13,300	14,218
China National Nuclear Power Co. Ltd. Class A	38,700	38,745
China National Software & Service Co. Ltd. Class A	2,080	10,787
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	7,700	23,039
China Oilfield Services Ltd. Class H	102,000	122,437
China Overseas Land & Investment Ltd.	205,000	425,134
China Overseas Property Holdings Ltd.	70,000	79,020
China Pacific Insurance Group Co. Ltd. Class A	15,300	60,383
China Pacific Insurance Group Co. Ltd. Class H	142,200	355,911
China Petroleum & Chemical Corp. Class A	68,700	57,119
China Petroleum & Chemical Corp. Class H	1,324,000	723,631
China Power International Development Ltd.	265,000	96,444
China Railway Group Ltd. Class A	44,200	41,507
China Railway Signal & Communication Corp. Ltd. Class A	15,545	11,250
China Rare Earth Resources & Technology Co. Ltd. Class A	2,200	8,691
China Resources Beer Holdings Co. Ltd.	86,000	471,680
China Resources Land Ltd.	172,000	685,281
China Resources Microelectronics Ltd. Class A	2,365	17,567
China Resources Mixc Lifestyle Services Ltd.	37,000	149,305
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Resources Pharmaceutical Group Ltd.	88,500	$58,767
China Resources Power Holdings Co. Ltd.	104,000	198,413
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,200	15,096
†China Ruyi Holdings Ltd.	304,000	78,805
China Shenhua Energy Co. Ltd. Class A	14,800	63,460
China Shenhua Energy Co. Ltd. Class H	180,000	583,837
†China Southern Airlines Co. Ltd. Class A	24,700	20,790
†China Southern Airlines Co. Ltd. Class H	94,000	45,734
China State Construction Engineering Corp. Ltd. Class A	95,000	72,175
China Taiping Insurance Holdings Co. Ltd.	81,000	80,680
China Three Gorges Renewables Group Co. Ltd. Class A	60,100	39,396
China Tourism Group Duty Free Corp. Ltd. Class A	4,400	64,417
China Tourism Group Duty Free Corp. Ltd. Class H	3,600	47,764
China Tower Corp. Ltd. Class H	2,402,000	230,049
China United Network Communications Ltd. Class A	65,900	44,522
China Vanke Co. Ltd. Class A	19,000	34,225
China Vanke Co. Ltd. Class H	118,200	130,412
China Yangtze Power Co. Ltd. Class A	50,584	154,349
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,100	12,212
China Zheshang Bank Co. Ltd. Class A	44,980	15,798
Chinasoft International Ltd.	142,000	101,183
Chongqing Brewery Co. Ltd. Class A	1,000	11,700
Chongqing Changan Automobile Co. Ltd. Class A	15,700	29,100
Chongqing Fuling Zhacai Group Co. Ltd. Class A	2,600	5,634
LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Chongqing Rural Commercial Bank Co. Ltd. Class A	18,800	$10,311
†Chongqing Taiji Industry Group Co. Ltd. Class A	900	5,749
Chongqing Zhifei Biological Products Co. Ltd. Class A	5,100	34,011
CITIC Ltd.	314,000	288,701
CITIC Securities Co. Ltd. Class A	27,785	82,985
CITIC Securities Co. Ltd. Class H	99,275	201,315
CMOC Group Ltd. Class A	38,400	31,233
CMOC Group Ltd. Class H	201,000	129,107
CNGR Advanced Material Co. Ltd. Class A	900	6,258
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	6,900	4,369
CNPC Capital Co. Ltd. Class A	11,600	10,513
Contemporary Amperex Technology Co. Ltd. Class A	9,540	266,478
COSCO SHIPPING Development Co. Ltd. Class A	21,800	7,114
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	7,900	14,623
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	70,000	76,517
COSCO SHIPPING Holdings Co. Ltd. Class A	26,690	35,908
COSCO SHIPPING Holdings Co. Ltd. Class H	163,650	167,810
COSCO SHIPPING Ports Ltd.	79,672	52,091
†Country Garden Holdings Co. Ltd.	669,474	77,797
Country Garden Services Holdings Co. Ltd.	118,000	121,753
CRRC Corp. Ltd. Class A	52,200	41,774
CRRC Corp. Ltd. Class H	234,000	112,952
CSC Financial Co. Ltd. Class A	9,200	31,146
CSPC Pharmaceutical Group Ltd.	478,240	350,545
Dajin Heavy Industry Co. Ltd. Class A	1,800	6,417
Daqin Railway Co. Ltd. Class A	31,800	31,754
†Daqo New Energy Corp. ADR	3,100	93,837
DaShenLin Pharmaceutical Group Co. Ltd. Class A	2,520	8,720
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Datang International Power Generation Co. Ltd. Class A	21,700	$7,903
DHC Software Co. Ltd. Class A	7,700	6,860
Do-Fluoride New Materials Co. Ltd. Class A	2,380	5,227
Dong-E-E-Jiao Co. Ltd. Class A	1,500	10,097
Dongfang Electric Corp. Ltd. Class A	6,400	13,721
Dongxing Securities Co. Ltd. Class A	7,473	8,354
Dongyue Group Ltd.	75,000	56,411
†East Buy Holding Ltd.	21,500	101,447
East Money Information Co. Ltd. Class A	35,644	74,783
Eastroc Beverage Group Co. Ltd. Class A	200	5,020
Ecovacs Robotics Co. Ltd. Class A	1,000	6,675
ENN Energy Holdings Ltd.	42,300	351,107
ENN Natural Gas Co. Ltd. Class A	5,300	12,653
Eoptolink Technology, Inc.Ltd. Class A	1,600	10,090
Eve Energy Co. Ltd. Class A	4,055	25,180
Everbright Securities Co. Ltd. Class A	8,300	19,045
†Fangda Carbon New Material Co. Ltd. Class A	8,480	6,723
Far East Horizon Ltd.	77,000	55,457
†Farasis Energy Gan Zhou Co. Ltd. Class A	1,563	4,319
†FAW Jiefang Group Co. Ltd. Class A	7,100	8,462
First Capital Securities Co. Ltd. Class A	9,800	7,927
Flat Glass Group Co. Ltd. Class A	3,700	14,381
Flat Glass Group Co. Ltd. Class H	22,000	49,445
Focus Media Information Technology Co. Ltd. Class A	30,700	30,112
Foshan Haitian Flavouring & Food Co. Ltd. Class A	10,392	54,431
Fosun International Ltd.	137,000	86,599
Foxconn Industrial Internet Co. Ltd. Class A	20,752	56,278
Fujian Sunner Development Co. Ltd. Class A	2,800	7,374
Fuyao Glass Industry Group Co. Ltd. Class A	4,300	21,796
LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Fuyao Glass Industry Group Co. Ltd. Class H	33,600	$154,035
Ganfeng Lithium Group Co. Ltd. Class A	3,500	21,484
Ganfeng Lithium Group Co. Ltd. Class H	20,600	84,573
G-bits Network Technology Xiamen Co. Ltd. Class A	100	5,006
GCL Technology Holdings Ltd.	1,097,000	204,524
GD Power Development Co. Ltd. Class A	39,300	19,801
†GDS Holdings Ltd. Class A	49,600	68,405
GEM Co. Ltd. Class A	10,700	8,938
Gemdale Corp. Class A	9,900	9,309
†Genscript Biotech Corp.	62,000	163,492
GF Securities Co. Ltd. Class A	12,900	26,022
GF Securities Co. Ltd. Class H	55,400	74,424
Giant Network Group Co. Ltd. Class A	3,300	5,846
GigaDevice Semiconductor, Inc. Class A	1,452	19,653
Ginlong Technologies Co. Ltd. Class A	750	8,084
GoerTek, Inc. Class A	7,300	15,795
Goldwind Science & Technology Co. Ltd. Class A	8,100	10,241
Gongniu Group Co. Ltd. Class A	400	5,699
GoodWe Technologies Co. Ltd. Class A	425	7,730
†Gotion High-tech Co. Ltd. Class A	3,600	11,477
Great Wall Motor Co. Ltd. Class A	4,900	17,343
Great Wall Motor Co. Ltd. Class H	125,500	149,684
Gree Electric Appliances, Inc. of Zhuhai Class A	6,200	30,932
Greentown China Holdings Ltd.	44,500	46,199
GRG Banking Equipment Co. Ltd. Class A	5,900	9,812
Guangdong Haid Group Co. Ltd. Class A	3,500	21,705
†Guangdong HEC Technology Holding Co. Ltd. Class A	9,400	8,559
Guanghui Energy Co. Ltd. Class A	14,700	15,398
Guangzhou Automobile Group Co. Ltd. Class A	10,400	14,320
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,200	$13,766
†Guangzhou Great Power Energy & Technology Co. Ltd. Class A	1,200	5,441
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	8,819
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,100	9,426
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,500	10,433
Guangzhou Tinci Materials Technology Co. Ltd. Class A	4,160	15,440
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	9,595	8,816
†Guolian Securities Co. Ltd. Class A	5,300	7,727
Guosen Securities Co. Ltd. Class A	13,900	17,599
Guotai Junan Securities Co. Ltd. Class A	16,100	32,186
Guoyuan Securities Co. Ltd. Class A	10,040	9,335
†H World Group Ltd. ADR	10,700	421,901
Haidilao International Holding Ltd.	90,000	241,350
Haier Smart Home Co. Ltd. Class A	13,400	43,554
Haier Smart Home Co. Ltd. Class H	126,600	398,507
†Hainan Airlines Holding Co. Ltd. Class A	41,100	8,349
†Hainan Airport Infrastructure Co. Ltd. Class A	5,400	2,952
Haitian International Holdings Ltd.	33,000	69,953
Haitong Securities Co. Ltd. Class A	21,100	28,851
Haitong Securities Co. Ltd. Class H	147,600	88,587
Hang Zhou Great Star Industrial Co. Ltd. Class A	1,100	2,939
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	9,200	12,122
Hangzhou Chang Chuan Technology Co. Ltd. Class A	1,800	8,268
LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hangzhou First Applied Material Co. Ltd. Class A	3,925	$15,443
Hangzhou Lion Electronics Co. Ltd. Class A	1,500	6,797
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,200	9,780
Hangzhou Robam Appliances Co. Ltd. Class A	2,100	7,789
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,100	10,362
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	7,311
Hansoh Pharmaceutical Group Co. Ltd.	66,000	89,844
Haohua Chemical Science & Technology Co. Ltd. Class A	700	3,170
Heilongjiang Agriculture Co. Ltd. Class A	4,200	7,576
Henan Shenhuo Coal & Power Co. Ltd. Class A	4,800	11,280
Henan Shuanghui Investment & Development Co. Ltd. Class A	7,300	26,426
Hengan International Group Co. Ltd.	35,000	111,513
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	4,100	9,184
†Hengli Petrochemical Co. Ltd. Class A	12,400	24,503
Hengtong Optic-electric Co. Ltd. Class A	4,600	8,922
†Hengyi Petrochemical Co. Ltd. Class A	8,070	8,142
Hesteel Co. Ltd. Class A	28,400	8,842
Hisense Visual Technology Co. Ltd. Class A	1,000	3,083
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,200	24,733
Hongfa Technology Co. Ltd. Class A	680	3,134
Hoshine Silicon Industry Co. Ltd. Class A	1,900	15,768
Hoymiles Power Electronics, Inc. Class A	156	5,864
Hoyuan Green Energy Co. Ltd. Class A	1,117	6,411
†Hua Hong Semiconductor Ltd.	33,000	83,607
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Huadian Power International Corp. Ltd. Class A	17,900	$12,621
Huadong Medicine Co. Ltd. Class A	3,700	21,448
Huafon Chemical Co. Ltd. Class A	10,800	10,459
Huagong Tech Co. Ltd. Class A	2,000	9,215
Huaibei Mining Holdings Co. Ltd. Class A	5,200	9,969
Hualan Biological Engineering, Inc. Class A	4,020	12,238
†Huaneng Power International, Inc. Class A	20,200	21,765
†Huaneng Power International, Inc. Class H	228,000	110,638
Huatai Securities Co. Ltd. Class A	16,100	35,062
Huatai Securities Co. Ltd. Class H	69,800	89,133
Huaxi Securities Co. Ltd. Class A	6,300	7,206
Huaxia Bank Co. Ltd. Class A	26,400	20,706
Huayu Automotive Systems Co. Ltd. Class A	6,800	17,524
Hubei Feilihua Quartz Glass Co. Ltd. Class A	1,400	8,688
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	2,800	10,481
Hubei Xingfa Chemicals Group Co. Ltd. Class A	2,400	6,520
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,200	23,729
Humanwell Healthcare Group Co. Ltd. Class A	3,600	11,957
Hunan Changyuan Lico Co. Ltd. Class A	5,829	6,847
Hunan Valin Steel Co. Ltd. Class A	15,700	12,883
Hundsun Technologies, Inc. Class A	4,144	18,506
Hygeia Healthcare Holdings Co. Ltd.	19,200	107,634
IEIT Systems Co. Ltd. Class A	3,260	16,786
Iflytek Co. Ltd. Class A	4,900	34,126
Imeik Technology Development Co. Ltd. Class A	500	26,833
LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Industrial & Commercial Bank of China Ltd. Class A	178,300	$114,343
Industrial & Commercial Bank of China Ltd. Class H	3,230,000	1,554,997
Industrial Bank Co. Ltd. Class A	46,396	103,800
Industrial Securities Co. Ltd. Class A	14,342	12,671
Ingenic Semiconductor Co. Ltd. Class A	1,000	10,136
†Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	97,500	23,016
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	4,100	7,734
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	18,300	10,268
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	14,300	52,165
†Inner Mongolia Yitai Coal Co. Ltd. Class B	55,200	77,297
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	8,300	8,062
†Innovent Biologics, Inc.	59,500	290,626
†iQIYI, Inc. ADR	24,000	113,760
iRay Technology Co. Ltd. Class A	317	10,636
Isoftstone Information Technology Group Co. Ltd. Class A	1,500	5,470
JA Solar Technology Co. Ltd. Class A	6,692	23,537
Jason Furniture Hangzhou Co. Ltd. Class A	1,820	10,138
JCET Group Co. Ltd. Class A	4,000	16,745
†JD Health International, Inc.	60,050	311,333
†JD Logistics, Inc.	107,200	136,208
JD.com, Inc. Class A	124,871	1,835,365
Jiangsu Eastern Shenghong Co. Ltd. Class A	10,300	16,343
Jiangsu Expressway Co. Ltd. Class H	70,000	63,198
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,832	24,837
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	13,322	82,361
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	21,769
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	900	$3,267
Jiangsu Pacific Quartz Co. Ltd. Class A	1,000	14,631
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	3,300	4,735
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,400	60,565
Jiangsu Yangnong Chemical Co. Ltd. Class A	910	8,604
Jiangsu Yoke Technology Co. Ltd. Class A	1,000	8,850
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	2,300	10,851
Jiangsu Zhongtian Technology Co. Ltd. Class A	7,500	15,300
Jiangxi Copper Co. Ltd. Class A	4,900	12,947
Jiangxi Copper Co. Ltd. Class H	63,000	98,793
†Jiangxi Special Electric Motor Co. Ltd. Class A	3,600	4,392
Jinduicheng Molybdenum Co. Ltd. Class A	2,500	3,806
Jinko Solar Co. Ltd. Class A	12,077	16,780
JiuGui Liquor Co. Ltd. Class A	700	8,514
Jiumaojiu International Holdings Ltd.	44,000	59,896
Jizhong Energy Resources Co. Ltd. Class A	7,400	6,837
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	4,600	7,822
Jointown Pharmaceutical Group Co. Ltd. Class A	6,407	9,500
†Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,731	8,183
Juewei Food Co. Ltd. Class A	1,400	7,215
†Juneyao Airlines Co. Ltd. Class A	5,300	10,385
†Kanzhun Ltd. ADR	11,400	172,938
KE Holdings, Inc. ADR	35,100	544,752
Keda Industrial Group Co. Ltd. Class A	4,000	6,389
†Kingdee International Software Group Co. Ltd.	143,000	176,035
LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Kingnet Network Co. Ltd. Class A	4,200	$7,245
Kingsoft Corp. Ltd.	51,800	187,860
†Kuaishou Technology	124,100	996,008
Kuang-Chi Technologies Co. Ltd. Class A	4,700	9,315
Kunlun Energy Co. Ltd.	210,000	181,013
†Kunlun Tech Co. Ltd. Class A	2,500	13,116
Kweichow Moutai Co. Ltd. Class A	2,700	669,634
LB Group Co. Ltd. Class A	5,100	12,874
Lenovo Group Ltd.	392,000	403,966
Lens Technology Co. Ltd. Class A	10,600	17,881
Lepu Medical Technology Beijing Co. Ltd. Class A	4,000	9,011
†Li Auto, Inc. Class A	59,900	1,057,875
Li Ning Co. Ltd.	127,000	534,373
Liaoning Port Co. Ltd. Class A	33,300	7,154
Lingyi iTech Guangdong Co. Class A	15,300	11,991
Livzon Pharmaceutical Group, Inc. Class A	1,400	7,100
Longfor Group Holdings Ltd.	101,756	182,957
LONGi Green Energy Technology Co. Ltd. Class A	16,972	63,675
Lufax Holding Ltd. ADR	34,500	36,570
Luxi Chemical Group Co. Ltd. Class A	4,300	6,678
Luxshare Precision Industry Co. Ltd. Class A	15,887	65,161
Luzhou Laojiao Co. Ltd. Class A	3,300	98,710
Mango Excellent Media Co. Ltd. Class A	3,900	15,162
Maxscend Microelectronics Co. Ltd. Class A	1,152	18,440
Meihua Holdings Group Co. Ltd. Class A	9,100	12,020
†Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	5,400	5,041
†Meituan Class B	269,740	3,947,440
Metallurgical Corp. of China Ltd. Class A	38,800	19,551
Ming Yang Smart Energy Group Ltd. Class A	4,600	9,954
MINISO Group Holding Ltd. ADR	5,100	132,090
Minth Group Ltd.	40,000	102,925
Montage Technology Co. Ltd. Class A	2,464	16,776
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Muyuan Foods Co. Ltd. Class A	11,050	$57,440
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	3,615	6,293
NARI Technology Co. Ltd. Class A	17,083	51,977
†National Silicon Industry Group Co. Ltd. Class A	3,770	10,245
NAURA Technology Group Co. Ltd. Class A	1,100	36,396
†NavInfo Co. Ltd. Class A	5,200	7,238
NetEase, Inc.	103,000	2,097,894
New China Life Insurance Co. Ltd. Class A	4,500	22,803
New China Life Insurance Co. Ltd. Class H	44,800	108,010
†New Hope Liuhe Co. Ltd. Class A	9,700	14,636
†New Oriental Education & Technology Group, Inc.	80,300	489,125
Ninestar Corp. Class A	3,200	11,338
Ningbo Deye Technology Co. Ltd. Class A	720	7,647
Ningbo Joyson Electronic Corp. Class A	3,000	7,175
Ningbo Orient Wires & Cables Co. Ltd. Class A	1,400	7,655
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	960	5,535
Ningbo Shanshan Co. Ltd. Class A	4,700	8,970
Ningbo Tuopu Group Co. Ltd. Class A	2,400	24,523
Ningxia Baofeng Energy Group Co. Ltd. Class A	13,200	25,910
†NIO, Inc. ADR	73,900	668,056
Nongfu Spring Co. Ltd. Class H	94,000	540,164
North Industries Group Red Arrow Co. Ltd. Class A	3,200	6,476
†Offcn Education Technology Co. Ltd. Class A	18,800	9,670
Offshore Oil Engineering Co. Ltd. Class A	10,800	9,591
Oppein Home Group, Inc. Class A	1,100	14,498
Orient Securities Co. Ltd. Class A	16,416	21,671
Ovctek China, Inc. Class A	1,869	6,583
LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	20,731	$10,448
†PDD Holdings, Inc. ADR	31,800	3,118,626
People.cn Co. Ltd. Class A	2,400	12,598
People's Insurance Co. Group of China Ltd. Class A	16,200	13,153
People's Insurance Co. Group of China Ltd. Class H	445,000	159,680
Perfect World Co. Ltd. Class A	4,250	7,703
PetroChina Co. Ltd. Class A	47,200	51,583
PetroChina Co. Ltd. Class H	1,128,000	849,859
Pharmaron Beijing Co. Ltd. Class A	3,300	14,102
PICC Property & Casualty Co. Ltd. Class H	372,000	477,888
Ping An Bank Co. Ltd. Class A	43,292	66,738
†Ping An Healthcare & Technology Co. Ltd.	25,700	59,992
Ping An Insurance Group Co. of China Ltd. Class A	27,600	183,982
Ping An Insurance Group Co. of China Ltd. Class H	346,500	1,984,501
Piotech, Inc. Class A	383	12,579
Poly Developments & Holdings Group Co. Ltd. Class A	23,300	40,871
Pop Mart International Group Ltd.	26,400	78,044
Postal Savings Bank of China Co. Ltd. Class A	56,700	38,716
Power Construction Corp. of China Ltd. Class A	32,800	24,088
Pylon Technologies Co. Ltd. Class A	346	6,210
†Qi An Xin Technology Group, Inc. Class A	952	6,711
Qifu Technology, Inc. ADR	6,000	92,160
†Qinghai Salt Lake Industry Co. Ltd. Class A	11,800	27,799
Raytron Technology Co. Ltd. Class A	1,009	6,607
Risen Energy Co. Ltd. Class A	3,400	8,896
Riyue Heavy Industry Co. Ltd. Class A	2,200	4,797
Rockchip Electronics Co. Ltd. Class A	300	2,527
Rongsheng Petrochemical Co. Ltd. Class A	21,450	35,058
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
SAIC Motor Corp. Ltd. Class A	16,400	$33,370
Sailun Group Co. Ltd. Class A	6,800	11,802
Sanan Optoelectronics Co. Ltd. Class A	7,600	16,074
†Sangfor Technologies, Inc. Class A	900	11,515
Sany Heavy Equipment International Holdings Co. Ltd.	57,000	90,112
Sany Heavy Industry Co. Ltd. Class A	18,000	39,314
Satellite Chemical Co. Ltd. Class A	7,378	15,526
SDIC Capital Co. Ltd. Class A	17,400	16,451
SDIC Power Holdings Co. Ltd. Class A	6,200	9,991
†Seazen Holdings Co. Ltd. Class A	4,800	8,794
†Seres Group Co. Ltd. Class A	2,900	22,319
SF Holding Co. Ltd. Class A	11,100	62,375
SG Micro Corp. Class A	1,072	11,413
Shaanxi Coal Industry Co. Ltd. Class A	21,700	55,001
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	7,650	8,830
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	2,700	6,643
Shandong Gold Mining Co. Ltd. Class A	8,380	28,719
Shandong Gold Mining Co. Ltd. Class H	40,500	76,646
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,610	20,289
Shandong Linglong Tyre Co. Ltd. Class A	3,200	8,921
Shandong Nanshan Aluminum Co. Ltd. Class A	27,000	11,636
Shandong Sun Paper Industry JSC Ltd. Class A	5,900	9,916
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	134,400	118,079
Shanghai Aiko Solar Energy Co. Ltd. Class A	5,040	15,459
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	2,284	9,042
LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Baosight Software Co. Ltd. Class A	3,728	$23,112
Shanghai Baosight Software Co. Ltd. Class B	34,008	71,672
Shanghai Construction Group Co. Ltd. Class A	20,800	7,845
†Shanghai Electric Group Co. Ltd. Class A	28,400	18,217
Shanghai Electric Power Co. Ltd. Class A	8,600	10,438
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,400	17,252
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	28,000	65,790
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	312	10,653
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	1,345	8,811
†Shanghai International Airport Co. Ltd. Class A	2,100	10,940
Shanghai International Port Group Co. Ltd. Class A	20,500	14,480
Shanghai Jinjiang International Hotels Co. Ltd. Class A	2,000	10,338
†Shanghai Junshi Biosciences Co. Ltd. Class A	1,496	7,885
Shanghai Lingang Holdings Corp. Ltd. Class A	5,540	8,633
Shanghai M&G Stationery, Inc. Class A	2,000	10,000
Shanghai Moons' Electric Co. Ltd. Class A	800	7,592
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	6,400	15,856
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	39,800	62,107
Shanghai Pudong Development Bank Co. Ltd. Class A	61,000	59,489
Shanghai Putailai New Energy Technology Co. Ltd. Class A	4,292	17,242
Shanghai RAAS Blood Products Co. Ltd. Class A	15,800	15,097
Shanghai Rural Commercial Bank Co. Ltd. Class A	23,400	19,371
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	8,600	$8,771
Shanxi Coal International Energy Group Co. Ltd. Class A	1,900	4,904
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	12,357
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	6,700	17,478
†Shanxi Meijin Energy Co. Ltd. Class A	9,400	9,045
Shanxi Securities Co. Ltd. Class A	9,350	7,379
Shanxi Taigang Stainless Steel Co. Ltd. Class A	12,800	7,095
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,780	91,750
Shede Spirits Co. Ltd. Class A	400	6,913
Shenghe Resources Holding Co. Ltd. Class A	3,900	5,823
Shengyi Technology Co. Ltd. Class A	5,100	10,744
Shennan Circuits Co. Ltd. Class A	1,120	10,235
Shenwan Hongyuan Group Co. Ltd. Class A	48,200	28,659
Shenzhen Capchem Technology Co. Ltd. Class A	1,680	10,101
Shenzhen Dynanonic Co. Ltd. Class A	480	5,051
Shenzhen Energy Group Co. Ltd. Class A	10,300	9,006
Shenzhen Inovance Technology Co. Ltd. Class A	2,950	26,958
Shenzhen Kaifa Technology Co. Ltd. Class A	2,900	6,855
†Shenzhen Kangtai Biological Products Co. Ltd. Class A	2,460	9,882
Shenzhen Kedali Industry Co. Ltd. Class A	500	6,591
Shenzhen Kstar Science & Technology Co. Ltd. Class A	1,700	6,702
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,700	100,327
LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,500	$13,045
†Shenzhen Overseas Chinese Town Co. Ltd. Class A	17,844	10,386
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	2,400	9,750
Shenzhen SC New Energy Technology Corp. Class A	800	8,348
Shenzhen SED Industry Co. Ltd. Class A	2,300	7,021
Shenzhen Senior Technology Material Co. Ltd. Class A	2,494	4,480
Shenzhen Sunlord Electronics Co. Ltd. Class A	1,900	7,485
Shenzhen Transsion Holdings Co. Ltd. Class A	1,423	28,502
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	2,500	8,463
Shenzhou International Group Holdings Ltd.	44,300	424,278
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	3,640	11,716
Shuangliang Eco-Energy Systems Co. Ltd. Class A	2,700	3,922
Sichuan Chuantou Energy Co. Ltd. Class A	8,000	16,210
Sichuan Hebang Biotechnology Co. Ltd. Class A	20,300	6,519
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	3,300	13,184
†Sichuan New Energy Power Co. Ltd. Class A	3,200	5,224
Sichuan Road & Bridge Group Co. Ltd. Class A	14,840	17,612
Sichuan Swellfun Co. Ltd. Class A	1,000	8,316
Sichuan Yahua Industrial Group Co. Ltd. Class A	2,600	5,349
Sieyuan Electric Co. Ltd. Class A	1,800	12,760
Silergy Corp.	17,000	161,140
Sinoma International Engineering Co. Class A	2,600	4,032
Sinoma Science & Technology Co. Ltd. Class A	3,700	10,425
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sinomine Resource Group Co. Ltd. Class A	1,400	$7,002
†Sinopec Shanghai Petrochemical Co. Ltd. Class A	16,700	7,076
Sinotruk Hong Kong Ltd.	33,000	63,548
†Skshu Paint Co. Ltd. Class A	1,092	10,309
Smoore International Holdings Ltd.	101,000	91,702
Songcheng Performance Development Co. Ltd. Class A	5,720	9,593
SooChow Securities Co. Ltd. Class A	11,280	13,052
Southwest Securities Co. Ltd. Class A	15,900	9,006
†Spring Airlines Co. Ltd. Class A	1,100	8,268
StarPower Semiconductor Ltd. Class A	300	7,403
Sungrow Power Supply Co. Ltd. Class A	3,100	37,999
Sunny Optical Technology Group Co. Ltd.	38,500	268,926
Sunresin New Materials Co. Ltd. Class A	600	4,803
Sunwoda Electronic Co. Ltd. Class A	3,700	8,589
SUPCON Technology Co. Ltd. Class A	1,787	11,693
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	3,800	9,026
Suzhou Maxwell Technologies Co. Ltd. Class A	480	8,349
Suzhou TFC Optical Communication Co. Ltd. Class A	900	11,755
†TAL Education Group ADR	23,600	214,996
Tangshan Jidong Cement Co. Ltd. Class A	5,700	5,899
TBEA Co. Ltd. Class A	10,660	21,712
†TCL Technology Group Corp. Class A	32,780	18,366
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	7,525	24,090
Tencent Holdings Ltd.	355,700	13,908,318
†Tencent Music Entertainment Group ADR	39,100	249,458
Thunder Software Technology Co. Ltd. Class A	900	9,421
LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	1,800	$6,252
†Tianma Microelectronics Co. Ltd. Class A	5,500	6,961
Tianqi Lithium Corp. Class A	3,200	24,173
Tianshan Aluminum Group Co. Ltd. Class A	9,100	8,182
Tianshui Huatian Technology Co. Ltd. Class A	7,400	9,115
Tingyi Cayman Islands Holding Corp.	106,000	148,084
†Titan Wind Energy Suzhou Co. Ltd. Class A	4,100	7,260
†Tongcheng Travel Holdings Ltd.	67,600	148,478
TongFu Microelectronics Co. Ltd. Class A	3,232	8,511
†Tongkun Group Co. Ltd. Class A	5,300	10,719
Tongling Nonferrous Metals Group Co. Ltd. Class A	24,800	10,849
Tongwei Co. Ltd. Class A	9,500	42,060
†Topchoice Medical Corp. Class A	700	8,489
Topsports International Holdings Ltd.	105,000	79,780
TravelSky Technology Ltd. Class H	52,000	90,176
Trina Solar Co. Ltd. Class A	4,606	19,350
†Trip.com Group Ltd.	29,250	1,042,862
Tsingtao Brewery Co. Ltd. Class A	1,500	18,003
Tsingtao Brewery Co. Ltd. Class H	34,000	278,306
†Unigroup Guoxin Microelectronics Co. Ltd. Class A	1,819	21,753
Uni-President China Holdings Ltd.	66,000	46,355
†Unisplendour Corp. Ltd. Class A	6,180	19,973
Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,600	3,203
†Verisilicon Microelectronics Shanghai Co. Ltd. Class A	852	7,013
†Vipshop Holdings Ltd. ADR	18,300	292,983
Walvax Biotechnology Co. Ltd. Class A	3,400	10,970
†Wanda Film Holding Co. Ltd. Class A	6,500	12,058
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Wanhua Chemical Group Co. Ltd. Class A	7,120	$86,477
Want Want China Holdings Ltd.	256,000	167,050
Weibo Corp. ADR	3,600	45,144
Weichai Power Co. Ltd. Class A	15,100	25,924
Weichai Power Co. Ltd. Class H	104,000	141,572
Weihai Guangwei Composites Co. Ltd. Class A	1,920	7,231
Wens Foodstuffs Group Co. Ltd. Class A	13,620	32,481
Western Mining Co. Ltd. Class A	5,000	8,822
Western Securities Co. Ltd. Class A	10,500	9,523
Western Superconducting Technologies Co. Ltd. Class A	1,477	9,253
Will Semiconductor Co. Ltd. Shanghai Class A	2,565	32,816
†Wingtech Technology Co. Ltd. Class A	2,700	16,172
Wuchan Zhongda Group Co. Ltd. Class A	10,800	7,024
Wuhan Guide Infrared Co. Ltd. Class A	9,321	9,729
Wuliangye Yibin Co. Ltd. Class A	8,300	178,855
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,410	13,611
WuXi AppTec Co. Ltd. Class A	5,032	59,801
WuXi AppTec Co. Ltd. Class H	19,956	238,908
Wuxi Autowell Technology Co. Ltd. Class A	475	9,317
†Wuxi Biologics Cayman, Inc.	204,000	1,189,204
XCMG Construction Machinery Co. Ltd. Class A	27,800	24,306
Xiamen C & D, Inc. Class A	6,800	9,274
Xiamen Faratronic Co. Ltd. Class A	500	6,638
Xiamen Tungsten Co. Ltd. Class A	3,300	7,773
†Xiaomi Corp. Class B	820,400	1,292,785
Xinjiang Daqo New Energy Co. Ltd. Class A	2,066	11,451
Xinyi Solar Holdings Ltd.	266,546	199,460
†XPeng, Inc. ADR	59	1,083
†XPeng, Inc. Class A	55,800	498,434
LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Xtep International Holdings Ltd.	74,500	$69,068
Yadea Group Holdings Ltd.	66,000	122,545
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	1,100	5,274
Yankuang Energy Group Co. Ltd. Class A	8,250	22,908
Yankuang Energy Group Co. Ltd. Class H	122,000	230,572
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	2,100	9,144
Yealink Network Technology Corp. Ltd. Class A	2,590	12,665
Yifeng Pharmacy Chain Co. Ltd. Class A	2,153	10,370
Yihai International Holding Ltd.	24,000	41,374
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,992	14,136
Yintai Gold Co. Ltd. Class A	6,680	12,970
YongXing Special Materials Technology Co. Ltd. Class A	1,170	7,289
Yonyou Network Technology Co. Ltd. Class A	7,340	16,769
Youngor Group Co. Ltd. Class A	11,200	10,926
YTO Express Group Co. Ltd. Class A	7,600	15,684
†Yuan Longping High-tech Agriculture Co. Ltd. Class A	3,000	6,161
Yuexiu Property Co. Ltd.	88,220	101,728
Yum China Holdings, Inc.	22,200	1,236,984
Yunda Holding Co. Ltd. Class A	6,330	8,569
Yunnan Aluminium Co. Ltd. Class A	7,800	16,184
Yunnan Baiyao Group Co. Ltd. Class A	3,780	27,642
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	600	7,695
Yunnan Energy New Material Co. Ltd. Class A	1,900	15,650
Yunnan Tin Co. Ltd. Class A	3,900	7,665
Yunnan Yuntianhua Co. Ltd. Class A	4,200	9,854
Yutong Bus Co. Ltd. Class A	2,500	4,544
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Zai Lab Ltd. ADR	5,210	$126,655
Zangge Mining Co. Ltd. Class A	3,500	10,972
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,200	45,340
Zhaojin Mining Industry Co. Ltd. Class H	66,000	92,035
Zhefu Holding Group Co. Ltd. Class A	13,300	7,078
†Zhejiang Century Huatong Group Co. Ltd. Class A	16,340	10,805
Zhejiang China Commodities City Group Co. Ltd. Class A	13,100	16,219
Zhejiang Chint Electrics Co. Ltd. Class A	4,700	15,049
Zhejiang Dahua Technology Co. Ltd. Class A	6,600	20,172
Zhejiang Dingli Machinery Co. Ltd. Class A	1,140	8,248
Zhejiang Expressway Co. Ltd. Class H	70,000	52,203
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	3,320	7,704
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,360	17,355
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	2,800	18,320
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,800	7,156
Zhejiang Juhua Co. Ltd. Class A	6,100	12,711
Zhejiang NHU Co. Ltd. Class A	6,764	15,066
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	3,000	12,241
Zhejiang Supor Co. Ltd. Class A	1,200	7,982
Zhejiang Weiming Environment Protection Co. Ltd. Class A	3,900	9,462
Zhejiang Weixing New Building Materials Co. Ltd. Class A	3,600	9,023
†Zhejiang Zheneng Electric Power Co. Ltd. Class A	10,400	6,051
Zheshang Securities Co. Ltd. Class A	8,400	11,626
†ZhongAn Online P&C Insurance Co. Ltd. Class H	40,400	119,173
LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhongji Innolight Co. Ltd. Class A	1,800	$28,735
Zhongjin Gold Corp. Ltd. Class A	4,100	6,123
Zhongsheng Group Holdings Ltd.	38,500	108,406
Zhongtai Securities Co. Ltd. Class A	12,500	12,190
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	6,703
Zhuzhou CRRC Times Electric Co. Ltd. Class H	28,200	97,590
Zhuzhou Kibing Group Co. Ltd. Class A	5,810	6,542
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	8,100	7,128
Zijin Mining Group Co. Ltd. Class A	46,600	77,514
Zijin Mining Group Co. Ltd. Class H	292,000	446,710
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	16,000	15,039
ZTE Corp. Class A	8,500	38,165
ZTE Corp. Class H	40,800	123,219
ZTO Express Cayman, Inc. ADR	22,900	553,493
		91,664,696
Colombia–0.05%
Bancolombia SA	13,635	102,963
Interconexion Electrica SA ESP	23,574	86,206
		189,169
Czech Republic–0.16%
CEZ AS	8,642	367,058
Komercni Banka AS	4,213	122,703
Moneta Money Bank AS	18,838	68,419
		558,180
Egypt–0.09%
Commercial International Bank Egypt SAE	135,064	262,456
Eastern Co. SAE	54,355	42,505
†EFG Holding S.A.E.	48,545	23,170
		328,131
Greece–0.44%
†Alpha Services & Holdings SA	120,903	160,867
†Eurobank Ergasias Services & Holdings SA Class A	140,344	216,484
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece (continued)
Hellenic Telecommunications Organization SA	10,573	$154,484
JUMBO SA	6,239	171,501
Motor Oil Hellas Corinth Refineries SA	3,238	81,956
Mytilineos SA	5,670	209,092
†National Bank of Greece SA	29,736	167,881
OPAP SA	10,258	172,006
†Piraeus Financial Holdings SA	33,107	98,357
†Public Power Corp. SA	11,334	113,837
		1,546,465
Hong Kong–1.83%
†Alibaba Health Information Technology Ltd.	272,000	169,502
Bank of Communications Co. Ltd. Class H	470,000	284,487
Beijing Enterprises Holdings Ltd.	27,500	94,816
BOC Aviation Ltd.	11,700	81,651
Bosideng International Holdings Ltd.	184,000	79,183
China Cinda Asset Management Co. Ltd. Class H	446,000	44,993
China Construction Bank Corp. Class H	5,113,000	2,885,916
China Gas Holdings Ltd.	147,400	139,100
China Merchants Port Holdings Co. Ltd.	77,740	96,791
China Minsheng Banking Corp. Ltd. Class H	354,500	121,321
China National Building Material Co. Ltd. Class H	212,000	111,266
China Railway Group Ltd. Class H	226,000	116,594
China Resources Cement Holdings Ltd.	124,000	31,828
China Resources Gas Group Ltd.	49,900	146,241
China State Construction International Holdings Ltd.	114,000	119,955
China Traditional Chinese Medicine Holdings Co. Ltd.	142,000	66,186
Chow Tai Fook Jewellery Group Ltd.	108,200	163,040
Dongfeng Motor Group Co. Ltd. Class H	146,000	57,610
Geely Automobile Holdings Ltd.	326,000	384,658
LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Guangdong Investment Ltd.	160,000	$122,182
Guangzhou Automobile Group Co. Ltd. Class H	168,000	83,024
Kingboard Holdings Ltd.	37,500	84,185
Kingboard Laminates Holdings Ltd.	47,500	33,604
†Microport Scientific Corp.	37,958	57,391
†Nine Dragons Paper Holdings Ltd.	83,000	46,636
Orient Overseas International Ltd.	7,000	93,411
Postal Savings Bank of China Co. Ltd. Class H	436,000	220,479
Shenzhen International Holdings Ltd.	82,226	50,716
Sino Biopharmaceutical Ltd.	562,000	203,099
Sinopharm Group Co. Ltd. Class H	72,800	211,029
Vinda International Holdings Ltd.	19,000	45,662
Yuexiu Real Estate Investment Trust	6,089	1,026
		6,447,582
Hungary–0.22%
MOL Hungarian Oil & Gas PLC	22,000	166,890
OTP Bank Nyrt	12,296	444,014
Richter Gedeon Nyrt	7,510	181,779
		792,683
India–15.47%
ABB India Ltd.	2,858	141,048
Adani Enterprises Ltd.	9,118	265,048
†Adani Green Energy Ltd.	16,835	200,125
Adani Ports & Special Economic Zone Ltd.	28,249	280,700
†Adani Power Ltd.	41,404	188,195
Ambuja Cements Ltd.	32,275	165,104
Apollo Hospitals Enterprise Ltd.	5,429	335,891
Ashok Leyland Ltd.	63,458	135,259
Asian Paints Ltd.	20,481	779,630
Astral Ltd.	5,339	122,958
AU Small Finance Bank Ltd.	9,398	80,749
Aurobindo Pharma Ltd.	14,224	156,617
†Avenue Supermarts Ltd.	8,671	383,799
Axis Bank Ltd.	121,766	1,520,146
Bajaj Auto Ltd.	3,669	223,729
Bajaj Finance Ltd.	14,570	1,370,435
Bajaj Finserv Ltd.	20,656	383,128
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Bajaj Holdings & Investment Ltd.	1,463	$125,236
Balkrishna Industries Ltd.	4,263	131,307
Bandhan Bank Ltd.	36,207	109,701
Bank of Baroda	55,453	142,871
†Berger Paints India Ltd.	16,702	114,409
Bharat Electronics Ltd.	197,983	329,728
Bharat Forge Ltd.	14,127	185,703
Bharat Petroleum Corp. Ltd.	41,136	171,695
Bharti Airtel Ltd.	119,178	1,329,538
Britannia Industries Ltd.	5,766	315,039
CG Power & Industrial Solutions Ltd.	32,935	175,381
Cholamandalam Investment & Finance Co. Ltd.	22,224	325,848
Cipla Ltd.	26,582	379,694
Coal India Ltd.	81,520	289,792
Colgate-Palmolive India Ltd.	6,550	158,191
Container Corp. of India Ltd.	15,226	131,319
Cummins India Ltd.	6,211	126,873
Dabur India Ltd.	33,517	222,636
Divi's Laboratories Ltd.	6,405	290,407
DLF Ltd.	33,219	212,376
Dr Reddy's Laboratories Ltd.	5,798	390,088
Eicher Motors Ltd.	7,430	308,411
GAIL India Ltd.	122,032	182,810
†Godrej Consumer Products Ltd.	21,936	261,939
†Godrej Properties Ltd.	6,749	126,306
Grasim Industries Ltd.	14,318	334,909
Havells India Ltd.	13,528	226,270
HCL Technologies Ltd.	50,753	754,683
HDFC Asset Management Co. Ltd.	3,625	115,569
HDFC Bank Ltd.	148,339	2,726,474
HDFC Life Insurance Co. Ltd.	52,009	399,206
Hero MotoCorp Ltd.	5,905	217,399
Hindalco Industries Ltd.	66,066	391,943
Hindustan Aeronautics Ltd.	9,048	210,087
†Hindustan Petroleum Corp. Ltd.	30,743	94,386
Hindustan Unilever Ltd.	43,626	1,295,311
ICICI Bank Ltd.	275,504	3,158,096
ICICI Lombard General Insurance Co. Ltd.	12,982	204,724
ICICI Prudential Life Insurance Co. Ltd.	19,731	134,532
†IDFC First Bank Ltd.	148,880	171,217
LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Indian Hotels Co. Ltd.	45,882	$227,141
Indian Oil Corp. Ltd.	152,357	166,867
Indian Railway Catering & Tourism Corp. Ltd.	13,489	110,595
Indraprastha Gas Ltd.	16,815	92,102
Info Edge India Ltd.	3,842	192,712
Infosys Ltd.	176,491	3,050,821
†InterGlobe Aviation Ltd.	7,302	209,384
ITC Ltd.	159,224	852,096
Jindal Steel & Power Ltd.	19,292	162,936
†Jio Financial Services Ltd.	162,878	453,478
JSW Steel Ltd.	32,421	304,372
Jubilant Foodworks Ltd.	21,312	136,817
Kotak Mahindra Bank Ltd.	58,289	1,218,337
Larsen & Toubro Ltd.	34,778	1,266,275
LTIMindtree Ltd.	4,812	301,896
Lupin Ltd.	11,180	157,688
Mahindra & Mahindra Ltd.	50,024	936,279
Marico Ltd.	27,772	187,836
Maruti Suzuki India Ltd.	7,301	932,886
Max Healthcare Institute Ltd.	42,032	287,194
Mphasis Ltd.	4,083	116,853
MRF Ltd.	106	136,960
Muthoot Finance Ltd.	6,790	102,372
Nestle India Ltd.	1,778	481,896
NTPC Ltd.	234,242	692,645
Oil & Natural Gas Corp. Ltd.	167,601	387,208
Page Industries Ltd.	331	155,368
Petronet LNG Ltd.	41,425	119,699
PI Industries Ltd.	4,068	169,154
Pidilite Industries Ltd.	8,280	243,241
†Power Finance Corp. Ltd.	59,892	181,680
Power Grid Corp. of India Ltd.	247,684	595,787
REC Ltd.	55,919	193,532
Reliance Industries Ltd.	161,729	4,567,062
Samvardhana Motherson International Ltd.	108,172	125,052
SBI Cards & Payment Services Ltd.	13,409	127,742
SBI Life Insurance Co. Ltd.	24,246	381,145
Shree Cement Ltd.	489	149,954
Shriram Finance Ltd.	13,990	323,354
Siemens Ltd.	4,818	213,076
Sona Blw Precision Forgings Ltd.	22,175	155,789
SRF Ltd.	8,047	217,975
State Bank of India	95,626	689,259
Sun Pharmaceutical Industries Ltd.	51,077	712,662
Supreme Industries Ltd.	3,101	153,909
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Tata Consultancy Services Ltd.	48,582	$2,064,353
Tata Consumer Products Ltd.	30,070	317,534
Tata Elxsi Ltd.	1,848	160,833
Tata Motors Ltd.	89,979	682,851
Tata Power Co. Ltd.	77,302	244,172
Tata Steel Ltd.	392,188	608,770
Tech Mahindra Ltd.	28,821	424,395
Titan Co. Ltd.	18,947	718,442
Torrent Pharmaceuticals Ltd.	5,518	128,187
Trent Ltd.	9,723	243,557
Tube Investments of India Ltd.	5,701	205,155
TVS Motor Co. Ltd.	11,470	210,197
UltraTech Cement Ltd.	6,217	618,011
†United Spirits Ltd.	15,447	187,365
UPL Ltd.	24,988	185,436
Varun Beverages Ltd.	24,282	276,531
Vedanta Ltd.	39,824	106,728
Wipro Ltd.	70,752	345,959
†Yes Bank Ltd.	653,017	135,650
†Zomato Ltd.	228,751	279,599
		54,489,476
Indonesia–1.95%
Adaro Energy Indonesia Tbk PT	761,900	140,499
Aneka Tambang Tbk	430,400	50,545
Astra International Tbk PT	1,074,000	432,588
Bank Central Asia Tbk PT	2,939,400	1,678,434
Bank Mandiri Persero Tbk PT	1,986,600	774,459
Bank Negara Indonesia Persero Tbk PT	398,000	265,891
Bank Rakyat Indonesia Persero Tbk PT	3,623,059	1,224,878
Barito Pacific Tbk PT	1,519,816	127,840
†Charoen Pokphand Indonesia Tbk PT	390,500	137,073
†GoTo Gojek Tokopedia Tbk PT	44,205,400	243,123
Indah Kiat Pulp & Paper Tbk PT	149,900	107,660
Indofood CBP Sukses Makmur Tbk PT	124,100	88,930
Indofood Sukses Makmur Tbk PT	232,900	99,836
Kalbe Farma Tbk PT	1,112,900	126,376
†Merdeka Copper Gold Tbk PT	647,085	120,583
Sarana Menara Nusantara Tbk PT	1,080,600	67,122
LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
Semen Indonesia Persero Tbk PT	184,399	$76,659
Sumber Alfaria Trijaya Tbk PT	891,900	170,820
Telkom Indonesia Persero Tbk PT	2,625,600	637,075
Unilever Indonesia Tbk PT	391,800	94,813
United Tractors Tbk PT	79,100	144,586
Vale Indonesia Tbk PT	128,400	46,940
		6,856,730
Kuwait–0.81%
†Agility Public Warehousing Co. KSC	82,182	148,334
Boubyan Bank KSCP	74,826	146,191
Gulf Bank KSCP	94,854	80,694
Kuwait Finance House KSCP	434,035	1,029,105
Mabanee Co. KPSC	33,943	90,581
Mobile Telecommunications Co. KSCP	103,693	163,346
National Bank of Kuwait SAKP	402,069	1,178,310
		2,836,561
Luxembourg–0.05%
Reinet Investments SCA	7,354	161,472
		161,472
Malaysia–1.36%
AMMB Holdings Bhd	89,800	70,765
Axiata Group Bhd	157,461	83,505
CELCOMDIGI Bhd	176,100	163,901
CIMB Group Holdings Bhd	344,207	398,071
Dialog Group Bhd	183,500	82,854
Gamuda Bhd	99,278	93,669
Genting Bhd	113,400	100,714
Genting Malaysia Bhd	160,600	85,512
Hong Leong Bank Bhd	36,300	150,759
Hong Leong Financial Group Bhd	11,600	43,729
IHH Healthcare Bhd	100,000	124,594
Inari Amertron Bhd	141,600	87,459
IOI Corp. Bhd	136,700	115,876
Kuala Lumpur Kepong Bhd	24,596	112,104
Malayan Banking Bhd	289,670	542,293
Malaysia Airports Holdings Bhd	34,320	52,117
Maxis Bhd	130,000	111,858
MISC Bhd	71,900	108,419
MR DIY Group M Bhd	119,950	38,576
Nestle Malaysia Bhd	3,600	96,992
Petronas Chemicals Group Bhd	151,500	231,997
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
Petronas Dagangan Bhd	15,400	$73,404
Petronas Gas Bhd	39,800	142,747
PPB Group Bhd	34,300	113,085
Press Metal Aluminium Holdings Bhd	200,700	201,330
Public Bank Bhd	779,300	673,864
QL Resources Bhd	61,900	71,982
RHB Bank Bhd	84,917	98,205
Sime Darby Bhd	139,300	65,567
Sime Darby Plantation Bhd	112,087	102,174
Telekom Malaysia Bhd	58,659	61,217
Tenaga Nasional Bhd	140,100	298,088
		4,797,427
Mexico–2.43%
Alfa SAB de CV Class A	162,500	105,925
America Movil SAB de CV	988,500	853,647
Arca Continental SAB de CV	27,700	252,356
Banco del Bajio SA	42,300	132,549
†Cemex SAB de CV	811,000	528,180
Coca-Cola Femsa SAB de CV	27,765	216,863
Fibra Uno Administracion SA de CV	155,700	260,431
Fomento Economico Mexicano SAB de CV	103,300	1,126,090
Gruma SAB de CV Class B	10,030	171,323
Grupo Aeroportuario del Pacifico SAB de CV Class B	19,600	321,799
Grupo Aeroportuario del Sureste SAB de CV Class B	10,480	256,806
Grupo Bimbo SAB de CV	70,700	339,879
Grupo Carso SAB de CV	25,727	186,787
Grupo Financiero Banorte SAB de CV Class O	138,200	1,158,334
†Grupo Financiero Inbursa SAB de CV Class O	99,000	194,620
Grupo Mexico SAB de CV	165,600	782,603
Grupo Televisa SAB	129,600	78,604
†Industrias Penoles SAB de CV	10,760	126,650
Kimberly-Clark de Mexico SAB de CV Class A	81,700	162,673
Operadora De Sites Mexicanos SAB de CV Class A1	66,500	54,909
Orbia Advance Corp. SAB de CV	55,900	116,050
Promotora y Operadora de Infraestructura SAB de CV	10,300	91,768
LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Wal-Mart de Mexico SAB de CV	277,700	$1,048,177
		8,567,023
Netherlands–0.04%
†NEPI Rockcastle NV	24,530	134,869
		134,869
Peru–0.26%
Cia de Minas Buenaventura SAA ADR	11,100	94,572
Credicorp Ltd.	3,600	460,692
Southern Copper Corp.	4,600	346,334
		901,598
Philippines–0.62%
Aboitiz Equity Ventures, Inc.	91,490	81,098
Ayala Corp.	13,310	146,801
Ayala Land, Inc.	357,100	185,884
Bank of the Philippine Islands	103,558	205,007
BDO Unibank, Inc.	127,044	318,643
International Container Terminal Services, Inc.	54,260	198,718
JG Summit Holdings, Inc.	142,620	96,045
Jollibee Foods Corp.	23,620	95,773
Manila Electric Co.	14,970	97,373
Metropolitan Bank & Trust Co.	97,954	93,494
PLDT, Inc.	4,095	85,120
SM Investments Corp.	13,100	195,310
SM Prime Holdings, Inc.	533,700	285,830
Universal Robina Corp.	46,490	97,703
		2,182,799
Poland–0.74%
†Allegro.eu SA	23,736	175,141
Bank Polska Kasa Opieki SA	9,942	229,738
Budimex SA	559	55,597
CD Projekt SA	3,534	101,280
†Cyfrowy Polsat SA	12,789	35,378
†Dino Polska SA	2,637	214,285
KGHM Polska Miedz SA	7,571	194,013
LPP SA	60	178,545
†mBank SA	754	68,226
ORLEN SA	30,867	414,749
†PGE Polska Grupa Energetyczna SA	48,305	82,907
†Powszechna Kasa Oszczednosci Bank Polski SA	47,489	377,420
Powszechny Zaklad Ubezpieczen SA	32,831	310,901
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland (continued)
†Santander Bank Polska SA	1,929	$158,960
		2,597,140
Qatar–0.91%
Barwa Real Estate Co.	108,131	76,689
Commercial Bank PSQC	172,875	256,422
Dukhan Bank	99,132	108,134
Industries Qatar QSC	79,946	301,254
Masraf Al Rayan QSC	297,411	182,167
Mesaieed Petrochemical Holding Co.	241,557	123,262
Ooredoo QPSC	42,475	124,741
Qatar Electricity & Water Co. QSC	24,048	115,752
Qatar Fuel QSC	31,538	142,961
Qatar Gas Transport Co. Ltd.	134,494	137,501
Qatar International Islamic Bank QSC	53,353	140,711
Qatar Islamic Bank SAQ	88,073	449,076
Qatar National Bank QPSC	244,941	1,036,395
		3,195,065
Republic of Korea–11.35%
Amorepacific Corp.	1,567	141,597
BGF retail Co. Ltd.	398	41,608
Celltrion Healthcare Co. Ltd.	5,720	267,006
†Celltrion Pharm, Inc.	955	47,276
Celltrion, Inc.	5,873	606,017
CJ CheilJedang Corp.	437	99,200
†CosmoAM&T Co. Ltd.	1,244	136,974
Coway Co. Ltd.	3,040	92,807
DB Insurance Co. Ltd.	2,483	164,523
Doosan Bobcat, Inc.	2,816	106,288
†Doosan Enerbility Co. Ltd.	22,776	276,962
Ecopro BM Co. Ltd.	2,608	487,182
Ecopro Co. Ltd.	1,090	723,533
F&F Co. Ltd.	928	77,632
GS Holdings Corp.	2,417	71,313
Hana Financial Group, Inc.	15,709	492,139
Hankook Tire & Technology Co. Ltd.	4,011	117,326
Hanmi Pharm Co. Ltd.	376	83,347
Hanmi Semiconductor Co. Ltd.	2,292	89,209
Hanon Systems	10,130	70,632
Hanwha Aerospace Co. Ltd.	1,918	148,430
†Hanwha Ocean Co. Ltd.	2,170	49,517
†Hanwha Solutions Corp.	5,581	123,048
HD Hyundai Co. Ltd.	2,354	115,610
†HD Hyundai Heavy Industries Co. Ltd.	1,002	89,861
LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,291	$188,289
†HLB, Inc.	6,257	138,713
HMM Co. Ltd.	12,937	156,049
Hotel Shilla Co. Ltd.	1,730	108,269
†HYBE Co. Ltd.	1,004	176,705
Hyundai Engineering & Construction Co. Ltd.	4,318	115,847
Hyundai Glovis Co. Ltd.	1,011	137,987
†Hyundai Mipo Dockyard Co. Ltd.	1,221	74,859
Hyundai Mobis Co. Ltd.	3,264	580,921
Hyundai Motor Co.	7,314	1,034,228
Hyundai Steel Co.	4,657	131,003
Industrial Bank of Korea	14,439	119,812
JYP Entertainment Corp.	1,432	118,908
Kakao Corp.	16,735	546,174
†Kakao Games Corp.	2,164	40,791
KakaoBank Corp.	8,257	142,896
†Kakaopay Corp.	1,399	42,181
Kangwon Land, Inc.	4,922	55,075
KB Financial Group, Inc.	20,361	830,462
Kia Corp.	13,959	840,196
Korea Aerospace Industries Ltd.	3,944	142,358
†Korea Electric Power Corp.	13,814	183,653
Korea Investment Holdings Co. Ltd.	2,379	93,410
Korea Zinc Co. Ltd.	422	158,074
Korean Air Lines Co. Ltd.	9,932	159,899
†Krafton, Inc.	1,557	173,792
KT Corp.	3,413	84,041
KT&G Corp.	5,468	349,198
Kumho Petrochemical Co. Ltd.	923	91,584
L&F Co. Ltd.	1,322	168,717
LG Chem Ltd.	2,626	961,474
LG Corp.	5,016	311,804
†LG Display Co. Ltd.	12,547	121,776
LG Electronics, Inc.	5,693	424,797
†LG Energy Solution Ltd.	2,460	867,540
LG H&H Co. Ltd.	498	164,295
LG Innotek Co. Ltd.	766	138,796
LG Uplus Corp.	11,380	87,386
Lotte Chemical Corp.	1,038	105,383
Lotte Energy Materials Corp.	1,176	34,565
Meritz Financial Group, Inc.	5,620	229,999
Mirae Asset Securities Co. Ltd.	15,634	74,680
NAVER Corp.	7,008	1,047,799
NCSoft Corp.	773	127,089
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†Netmarble Corp.	1,081	$33,663
NH Investment & Securities Co. Ltd.	8,493	64,287
Orion Corp.	1,273	121,345
Pan Ocean Co. Ltd.	13,642	49,949
†Pearl Abyss Corp.	1,515	52,253
POSCO Future M Co. Ltd.	1,655	437,826
POSCO Holdings, Inc.	3,824	1,506,537
Posco International Corp.	2,811	147,679
†Samsung Biologics Co. Ltd.	956	482,576
Samsung C&T Corp.	4,426	352,887
Samsung Electro-Mechanics Co. Ltd.	3,031	307,993
Samsung Electronics Co. Ltd.	253,699	12,825,527
†Samsung Engineering Co. Ltd.	8,425	188,527
Samsung Fire & Marine Insurance Co. Ltd.	1,648	316,954
†Samsung Heavy Industries Co. Ltd.	33,231	192,785
Samsung Life Insurance Co. Ltd.	4,248	220,985
Samsung SDI Co. Ltd.	2,932	1,108,039
Samsung SDS Co. Ltd.	1,968	197,100
Samsung Securities Co. Ltd.	3,521	95,797
Shinhan Financial Group Co. Ltd.	23,262	612,213
†SK Biopharmaceuticals Co. Ltd.	1,710	109,187
†SK Bioscience Co. Ltd.	1,303	65,577
SK Hynix, Inc.	29,031	2,457,899
†SK IE Technology Co. Ltd.	1,363	74,467
†SK Innovation Co. Ltd.	3,215	352,751
†SK Square Co. Ltd.	5,311	166,747
SK, Inc.	1,943	210,090
SKC Co. Ltd.	1,026	57,603
S-Oil Corp.	2,408	140,835
Woori Financial Group, Inc.	29,667	268,934
Yuhan Corp.	2,894	162,452
		39,981,975
Russia–0.00%
=†πAlrosa PJSC	238,813	0
=†πGazprom PJSC	958,422	0
=†πGazprom PJSC ADR	40,705	0
=†πInter RAO UES PJSC	3,556,000	0
=†πLUKOIL PJSC	39,222	0
=†πMMC Norilsk Nickel PJSC	5,959	0
=†πMobile TeleSystems PJSC ADR	41,500	0
LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
=†πMoscow Exchange MICEX-Rates PJSC	149,010	$0
=†πNovatek PJSC GDR	8,045	0
=†πNovolipetsk Steel PJSC	139,160	0
=†πPhosAgro PJSC	80	0
=†πPhosAgro PJSC GDR	12,445	0
=†πPolyus PJSC	3,172	0
=†πRosneft Oil Co. PJSC	109,202	0
=†πSberbank of Russia PJSC	1,018,280	0
=†πSeverstal PAO	19,447	0
=†πSurgutneftegas PJSC	697,800	0
=†πTatneft PJSC	132,700	0
=†πTCS Group Holding PLC GDR	11,419	0
=†πVK Co. Ltd. GDR	12,642	0
=†πVTB Bank PJSC	292,180,000	0
=†πX5 Retail Group NV GDR	11,224	0
=†πYandex NV Class A	28,824	0
		0
Saudi Arabia–4.06%
ACWA Power Co.	4,656	242,639
Advanced Petrochemical Co.	7,179	76,840
Al Rajhi Bank	104,231	1,888,304
Alinma Bank	52,548	468,387
Almarai Co. JSC	13,335	226,260
Arab National Bank	32,476	207,822
Arabian Internet & Communications Services Co.	1,309	111,695
Bank AlBilad	26,369	297,655
†Bank Al-Jazira	22,924	102,756
Banque Saudi Fransi	31,613	307,841
Bupa Arabia for Cooperative Insurance Co.	4,046	224,391
Co. for Cooperative Insurance	2,971	99,814
Dallah Healthcare Co.	1,844	70,113
†Dar Al Arkan Real Estate Development Co.	28,513	119,970
Dr Sulaiman Al Habib Medical Services Group Co.	4,701	295,437
Elm Co.	1,295	269,328
Etihad Etisalat Co.	20,478	243,249
Jarir Marketing Co.	32,126	124,206
Mobile Telecommunications Co. Saudi Arabia	25,279	88,702
Mouwasat Medical Services Co.	5,258	144,138
Nahdi Medical Co.	2,118	81,461
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
†National Industrialization Co.	16,616	$56,299
Power & Water Utility Co. for Jubail & Yanbu	3,131	52,369
†Rabigh Refining & Petrochemical Co.	21,264	61,419
Riyad Bank	78,409	580,564
SABIC Agri-Nutrients Co.	11,794	418,565
Sahara International Petrochemical Co.	19,410	196,004
†Saudi Arabian Mining Co.	68,781	740,478
Saudi Arabian Oil Co.	140,489	1,308,808
Saudi Aramco Base Oil Co.	2,739	108,681
Saudi Awwal Bank	53,763	494,738
Saudi Basic Industries Corp.	47,904	1,054,811
Saudi Electricity Co.	43,622	221,985
Saudi Industrial Investment Group	20,162	127,881
Saudi Investment Bank	27,048	114,012
†Saudi Kayan Petrochemical Co.	39,650	132,231
Saudi National Bank	156,391	1,368,350
†Saudi Research & Media Group	1,991	87,319
Saudi Tadawul Group Holding Co.	2,546	131,125
Saudi Telecom Co.	106,578	1,068,854
Savola Group	14,115	135,751
Yanbu National Petrochemical Co.	14,135	156,972
		14,308,224
Singapore–0.03%
JOYY, Inc. ADR	2,400	91,464
		91,464
South Africa–2.78%
Absa Group Ltd.	45,148	416,887
African Rainbow Minerals Ltd.	5,769	51,825
Anglo American Platinum Ltd.	3,504	130,649
Aspen Pharmacare Holdings Ltd.	20,063	182,068
Bid Corp. Ltd.	17,870	398,527
Bidvest Group Ltd.	15,502	223,339
Capitec Bank Holdings Ltd.	4,637	420,341
Clicks Group Ltd.	12,791	174,735
†Discovery Ltd.	26,985	195,485
Exxaro Resources Ltd.	12,862	117,101
FirstRand Ltd.	269,197	907,951
Gold Fields Ltd.	47,543	515,537
LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Growthpoint Properties Ltd.	181,554	$101,163
Harmony Gold Mining Co. Ltd.	29,947	112,330
Impala Platinum Holdings Ltd.	45,988	240,120
Kumba Iron Ore Ltd.	3,407	81,836
MTN Group Ltd.	90,121	537,144
Naspers Ltd. Class N	10,419	1,664,921
Nedbank Group Ltd.	23,450	250,592
Northam Platinum Holdings Ltd.	18,103	109,782
Old Mutual Ltd.	257,111	163,769
OUTsurance Group Ltd.	44,904	101,411
Pepkor Holdings Ltd.	107,955	98,355
Remgro Ltd.	28,612	224,408
Sanlam Ltd.	93,738	325,122
Sasol Ltd.	30,404	419,148
Shoprite Holdings Ltd.	26,697	338,180
Sibanye Stillwater Ltd.	150,512	232,361
Standard Bank Group Ltd.	71,228	691,147
Vodacom Group Ltd.	32,534	181,728
Woolworths Holdings Ltd.	51,050	182,886
		9,790,848
Taiwan–14.47%
Accton Technology Corp.	27,000	414,239
Acer, Inc.	156,000	175,777
Advantech Co. Ltd.	24,951	267,166
Airtac International Group	7,696	233,825
ASE Technology Holding Co. Ltd.	164,000	559,807
Asia Cement Corp.	124,000	152,751
Asustek Computer, Inc.	38,000	432,404
AUO Corp.	355,000	180,415
Catcher Technology Co. Ltd.	30,000	169,782
Cathay Financial Holding Co. Ltd.	507,154	700,272
Chailease Holding Co. Ltd.	79,569	446,799
Chang Hwa Commercial Bank Ltd.	276,366	147,780
Cheng Shin Rubber Industry Co. Ltd.	101,000	133,055
China Airlines Ltd.	159,000	104,598
†China Development Financial Holding Corp.	833,048	304,537
China Steel Corp.	626,000	489,869
Chunghwa Telecom Co. Ltd.	201,000	722,469
Compal Electronics, Inc.	225,000	214,405
CTBC Financial Holding Co. Ltd.	940,000	714,188
Delta Electronics, Inc.	104,000	1,047,480
E Ink Holdings, Inc.	46,000	256,495
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
E.Sun Financial Holding Co. Ltd.	752,869	$565,968
Eclat Textile Co. Ltd.	9,000	135,804
eMemory Technology, Inc.	3,000	188,351
Eva Airways Corp.	139,000	128,234
Evergreen Marine Corp. Taiwan Ltd.	53,986	194,150
Far Eastern New Century Corp.	156,000	139,130
Far EasTone Telecommunications Co. Ltd.	86,000	193,706
Feng TAY Enterprise Co. Ltd.	26,193	148,663
First Financial Holding Co. Ltd.	581,436	478,466
Formosa Chemicals & Fibre Corp.	188,000	358,241
Formosa Petrochemical Corp.	60,000	149,802
Formosa Plastics Corp.	204,000	504,302
Fubon Financial Holding Co. Ltd.	415,520	782,311
Giant Manufacturing Co. Ltd.	16,580	91,550
Gigabyte Technology Co. Ltd.	27,000	237,324
Global Unichip Corp.	5,000	212,910
Globalwafers Co. Ltd.	12,000	169,186
Hon Hai Precision Industry Co. Ltd.	664,000	2,140,228
Hotai Motor Co. Ltd.	16,320	331,669
Hua Nan Financial Holdings Co. Ltd.	472,880	300,489
†Innolux Corp.	468,012	190,886
Inventec Corp.	143,000	218,014
Largan Precision Co. Ltd.	5,000	331,242
Lite-On Technology Corp.	108,000	407,744
MediaTek, Inc.	81,000	1,851,892
Mega Financial Holding Co. Ltd.	599,756	701,100
Micro-Star International Co. Ltd.	36,000	183,143
momo.com, Inc.	3,960	61,862
Nan Ya Plastics Corp.	254,000	524,008
Nan Ya Printed Circuit Board Corp.	12,000	99,453
Nanya Technology Corp.	67,000	136,541
Nien Made Enterprise Co. Ltd.	10,000	96,005
Novatek Microelectronics Corp.	31,000	407,080
Pegatron Corp.	108,000	256,399
†PharmaEssentia Corp.	13,000	135,421
Pou Chen Corp.	118,000	104,848
LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Powerchip Semiconductor Manufacturing Corp.	167,000	$137,698
President Chain Store Corp.	30,000	243,880
Quanta Computer, Inc.	144,000	1,077,712
Realtek Semiconductor Corp.	25,000	306,960
Ruentex Development Co. Ltd.	83,295	90,902
Shanghai Commercial & Savings Bank Ltd.	205,190	275,107
†Shin Kong Financial Holding Co. Ltd.	705,764	202,893
SinoPac Financial Holdings Co. Ltd.	563,572	303,990
Synnex Technology International Corp.	71,000	141,013
Taishin Financial Holding Co. Ltd.	607,618	337,185
Taiwan Business Bank	332,800	136,203
Taiwan Cement Corp.	328,050	338,067
Taiwan Cooperative Financial Holding Co. Ltd.	549,566	436,069
Taiwan High Speed Rail Corp.	106,000	98,399
Taiwan Mobile Co. Ltd.	92,000	269,707
Taiwan Semiconductor Manufacturing Co. Ltd.	1,308,000	21,328,556
Unimicron Technology Corp.	71,000	383,064
Uni-President Enterprises Corp.	255,000	554,232
United Microelectronics Corp.	601,000	843,904
Vanguard International Semiconductor Corp.	49,000	103,548
Voltronic Power Technology Corp.	4,000	196,988
Walsin Lihwa Corp.	139,548	159,350
Wan Hai Lines Ltd.	37,190	55,719
Winbond Electronics Corp.	161,000	126,550
Wistron Corp.	140,000	443,360
Wiwynn Corp.	5,000	233,153
WPG Holdings Ltd.	90,000	169,042
Yageo Corp.	17,306	281,808
Yang Ming Marine Transport Corp.	92,000	129,631
Yuanta Financial Holding Co. Ltd.	548,008	425,700
Zhen Ding Technology Holding Ltd.	35,000	106,855
		50,961,480
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand–1.83%
Advanced Info Service PCL NVDR	63,293	$396,315
†Airports of Thailand PCL NVDR	226,529	433,928
Asset World Corp. PCL	405,873	43,471
B Grimm Power PCL NVDR	45,758	36,129
Bangkok Dusit Medical Services PCL NVDR	568,684	417,777
Bangkok Expressway & Metro PCL NVDR	413,393	94,230
Banpu PCL NVDR	412,717	90,676
Berli Jucker PCL NVDR	54,285	45,843
BTS Group Holdings PCL NVDR	450,067	92,702
Bumrungrad Hospital PCL NVDR	31,765	233,794
Central Pattana PCL NVDR	107,103	186,042
Central Retail Corp. PCL	88,862	94,567
Central Retail Corp. PCL NVDR	10,000	10,642
Charoen Pokphand Foods PCL NVDR	202,294	115,001
CP ALL PCL NVDR	311,144	516,971
CP Axtra PCL NVDR	114,500	101,411
Delta Electronics Thailand PCL	156,028	354,585
Delta Electronics Thailand PCL NVDR	10,200	23,180
Electricity Generating PCL NVDR	12,857	42,724
Energy Absolute PCL NVDR	92,656	129,776
Global Power Synergy PCL NVDR	39,881	49,013
Gulf Energy Development PCL NVDR	159,314	199,074
Home Product Center PCL NVDR	318,600	109,372
Indorama Ventures PCL NVDR	94,757	67,660
Intouch Holdings PCL Class F	51,882	105,082
Kasikornbank PCL NVDR	32,113	111,122
Krung Thai Bank PCL NVDR	189,532	98,898
Krungthai Card PCL NVDR	45,420	54,884
Land & Houses PCL NVDR	439,070	94,054
Minor International PCL NVDR	176,613	151,573
Muangthai Capital PCL NVDR	37,649	37,222
Osotspa PCL NVDR	73,224	50,274
PTT Exploration & Production PCL NVDR	73,774	346,457
LVIP SSGA Emerging Markets Equity Index Fund–23

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
PTT Global Chemical PCL NVDR	122,858	$116,405
PTT Oil & Retail Business PCL	151,962	78,042
PTT Oil & Retail Business PCL NVDR	8,282	4,253
PTT PCL NVDR	529,252	486,919
Ratch Group PCL NVDR	61,614	53,302
SCB X PCL NVDR	44,877	126,327
SCG Packaging PCL	65,025	68,306
SCG Packaging PCL NVDR	8,300	8,719
Siam Cement PCL NVDR	41,625	344,089
Thai Oil PCL NVDR	66,804	92,650
TMBThanachart Bank PCL	538,100	25,418
True Corp. PCL NVDR	561,651	109,515
		6,448,394
Turkey–0.74%
Akbank TAS	165,973	202,544
Aselsan Elektronik Sanayi Ve Ticaret AS	74,189	110,397
BIM Birlesik Magazalar AS	24,182	242,274
†Eregli Demir ve Celik Fabrikalari TAS	74,060	120,253
Ford Otomotiv Sanayi AS	3,803	117,203
Haci Omer Sabanci Holding AS	54,486	118,636
†Hektas Ticaret TAS	58,259	57,157
KOC Holding AS	40,574	217,087
Koza Altin Isletmeleri AS	50,670	53,186
†Pegasus Hava Tasimaciligi AS	2,409	72,415
†Sasa Polyester Sanayi AS	56,661	101,632
Tofas Turk Otomobil Fabrikasi AS	6,764	72,898
†Turk Hava Yollari AO	29,815	263,696
†Turkcell Iletisim Hizmetleri AS	64,661	125,697
Turkiye Is Bankasi AS Class C	185,973	174,588
Turkiye Petrol Rafinerileri AS	51,169	296,729
Turkiye Sise ve Cam Fabrikalari AS	73,817	147,131
Yapi ve Kredi Bankasi AS	166,295	111,961
		2,605,484
United Arab Emirates–1.38%
Abu Dhabi Commercial Bank PJSC	156,411	368,346
Abu Dhabi Islamic Bank PJSC	78,626	241,034
Abu Dhabi National Oil Co. for Distribution PJSC	168,111	171,633
Aldar Properties PJSC	204,892	321,373
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
Americana Restaurants International PLC	134,186	$149,784
Dubai Islamic Bank PJSC	154,738	246,477
Emaar Properties PJSC	351,692	769,655
Emirates NBD Bank PJSC	101,119	490,035
Emirates Telecommunications Group Co. PJSC	184,883	1,028,847
First Abu Dhabi Bank PJSC	234,761	869,323
†Multiply Group PJSC	195,031	212,442
		4,868,949
United Kingdom–0.11%
Anglogold Ashanti PLC	22,361	359,878
†Pepco Group NV	9,850	45,635
		405,513
United States–0.10%
†Legend Biotech Corp. ADR	3,200	214,944
Parade Technologies Ltd.	4,000	122,432
		337,376
Total Common Stock (Cost $297,550,860)		332,964,237
ΔPREFERRED STOCKS–2.20%
Brazil–1.43%
Banco Bradesco SA 7.05%	285,071	808,161
Centrais Eletricas Brasileiras SA 3.70%	13,700	110,002
Cia Energetica de Minas Gerais 8.91%	75,020	184,768
Gerdau SA 13.82%	61,825	295,808
Itau Unibanco Holding SA 5.50%	258,000	1,394,567
†Itausa SA	3,839	6,904
Itausa SA 7.61%	276,046	496,455
Petroleo Brasileiro SA 10.50%	253,400	1,738,217
		5,034,882
Chile–0.13%
Sociedad Quimica y Minera de Chile SA 14.37%	7,629	453,731
		453,731
Colombia–0.04%
Bancolombia SA 12.67%	23,950	158,960
		158,960
Republic of Korea–0.60%
Hyundai Motor Co. 1.42%	1,890	148,156
Hyundai Motor Co. 1.43%	1,300	101,061
LG Chem Ltd. 3.22%	416	95,710
LVIP SSGA Emerging Markets Equity Index Fund–24

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Republic of Korea (continued)
Samsung Electronics Co. Ltd. 1.99%	43,581	$1,755,725
		2,100,652
Russia–0.00%
=†πSurgutneftegas 1.44%	640,200	0
		0
Total Preferred Stocks (Cost $7,081,372)		7,748,225
ΔRIGHTS–0.00%
Brazil–0.00%
†Localiza Rent a Car SA	321	1,022
		1,022
Chile–0.00%
†Banco de Credito e Inversiones SA	537	449
		449
Republic of Korea–0.00%
=†Cosmo AM&T Co. Ltd.	65	1,281
=†Hanwha Ocean Co. Ltd.	716	4,829
		6,110
Total Rights (Cost $0)		7,581
	Number of Shares	Value (U.S. $)
ΔWARRANTS–0.00%
Thailand–0.00%
†BTS Group Holdings PCL exp 11/20/26 exercise price THB 14.9000	180,506	$744
†BTS Group Holdings PCL exp 11/07/24 exercise price THB 11.9000	90,253	322
†Srisawad Corp. PCL exp 8/29/25 exercise price THB 100.0000	3,180	162
Total Warrants (Cost $0)		1,228

MONEY MARKET FUND–2.46%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.29%)	8,684,359	8,684,359
Total Money Market Fund (Cost $8,684,359)		8,684,359

TOTAL INVESTMENTS–99.21% (Cost $313,316,591)	349,405,630
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.79%	2,774,303
NET ASSETS APPLICABLE TO 36,618,848 SHARES OUTSTANDING–100.00%	$352,179,933

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2023, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,022	0
MMC Norilsk Nickel PJSC	10/31/2018	1,093,007	0
Mobile TeleSystems PJSC ADR	5/19/2021	329,452	0
Moscow Exchange MICEX-Rates PJSC	10/31/2018	222,248	0
LVIP SSGA Emerging Markets Equity Index Fund–25

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition	Cost	Value
Novatek PJSC GDR	2/17/2021	$1,327,703	$0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas	10/31/2018	371,777	0
Surgutneftegas PJSC	10/31/2018	311,071	0
Tatneft PJSC	10/31/2018	1,490,294	0
TCS Group Holding PLC GDR	2/26/2021	594,556	0
VK Co. Ltd. GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
X5 Retail Group NV GDR	2/17/2021	264,703	0
Yandex NV Class A	2/17/2021	1,962,092	0
Total		$19,414,321	$—

The following futures contracts and swap contracts were outstanding at September 30, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
171	E-mini MSCI Emerging Markets Index	$8,169,525	$8,418,831	12/15/23	$—	$(249,306)
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BNP- Receive amounts based on MSCI China A Index and pay variable quarterly payments based on SOFR12M3	5,960,448	(2.11%)	10/20/23	$(309,765)	$—	$(309,765)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore
RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
BNP–BNP Paribas
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
LNG–Liquefied Natural Gas
LVIP SSGA Emerging Markets Equity Index Fund–26

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
THB–Thailand Baht
See accompanying notes.
LVIP SSGA Emerging Markets Equity Index Fund–27

LVIP SSGA Emerging Markets Equity Index Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP SSGA Emerging Markets Equity Index Fund–28

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$13,612,451	$—	$—	$13,612,451
Chile	1,305,013	—	—	1,305,013
China	80,671,519	10,993,177	—	91,664,696
Colombia	189,169	—	—	189,169
Czech Republic	558,180	—	—	558,180
Egypt	—	328,131	—	328,131
Greece	1,546,465	—	—	1,546,465
Hong Kong	6,447,582	—	—	6,447,582
Hungary	792,683	—	—	792,683
India	54,434,072	55,404	—	54,489,476
Indonesia	6,856,730	—	—	6,856,730
Kuwait	2,836,561	—	—	2,836,561
Luxembourg	161,472	—	—	161,472
Malaysia	4,797,427	—	—	4,797,427
Mexico	8,567,023	—	—	8,567,023
Netherlands	134,869	—	—	134,869
Peru	901,598	—	—	901,598
Philippines	2,182,799	—	—	2,182,799
Poland	2,597,140	—	—	2,597,140
Qatar	857,489	2,337,576	—	3,195,065
Republic of Korea	—	39,981,975	—	39,981,975
Russia	—	—	— *	—
Saudi Arabia	1,327,625	12,980,599	—	14,308,224
Singapore	91,464	—	—	91,464
South Africa	9,790,848	—	—	9,790,848
Taiwan	—	50,961,480	—	50,961,480
Thailand	6,448,394	—	—	6,448,394
Turkey	2,605,484	—	—	2,605,484
United Arab Emirates	1,959,644	2,909,305	—	4,868,949
United Kingdom	405,513	—	—	405,513
United States	214,944	122,432	—	337,376
Preferred Stocks
Brazil	5,027,978	6,904	—	5,034,882
Chile	453,731	—	—	453,731
Colombia	158,960	—	—	158,960
Republic of Korea	—	2,100,652	—	2,100,652
Russia	—	—	— *	—
Rights	1,471	—	6,110	7,581
Warrants	1,228	—	—	1,228
Money Market Fund	8,684,359	—	—	8,684,359
Total Investments	$226,621,885	$122,777,635	$6,110	$349,405,630
Derivatives:

Liabilities:
Futures Contract	$(249,306)	$—	$—	$(249,306)
Swap Contract	$—	$(309,765)	$—	$(309,765)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP SSGA Emerging Markets Equity Index Fund–29

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
As a result of utilizing International fair value pricing at September 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Emerging Markets Equity Index Fund–30